INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTE RECEIVABLE, RELATED PARTY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Ketomei Pte. Ltd [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT IN A RELATED PARTY

	December 31, 2023	Additions	Loss on investment	Impairment	March 31, 2024
Investment in associate, related party	$-	$310,796	$(14,744)	$(296,052)	$-
Convertible note receivable, related party	-	(249,352)	-	249,352	-
Total	$-	$61,443	$(14,744)	$(46,699)	$-

	December 31, 2022	Additions	Loss on investment	Impairment	March 31, 2023
Investment in associate, related party	$155,369	$3,318	$(53,199)	$-	$105,488
Convertible note receivable, related party	198,125	20,554	-	-	218,679
Total	$353,494	$23,872	$(53,199)	$-	$324,166

	December 31, 2022	Additions	Loss on investment	Impairment	December 31, 2023
Investment in associate, related party	$155,369	$4,128	$(33,898)	$(125,599)	$-
Convertible note receivable, related party	198,125	170,174	-	(368,299)	-
Total	$353,494	$174,302	$(33,898)	$(493,898)	$-

	December 31, 2021	Additions	Loss on investment	Impairment	December 31, 2022
Investment in associate, related party	$-	$256,318	$(100,949)	$-	$155,369
Convertible note receivable, related party	76,723	121,402	-	-	198,125
Total	$76,723	$377,720	$(100,949)	$-	$353,494

Sharing Services Global Corporation [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT IN A RELATED PARTY
	December 31, 2023	Additions	Unrealized Gain	March 31, 2024
Convertible note receivable, related party	$-	$250,000	$74,521	$324,521
Total	$-	$250,000	$74,521	$324,521